July 31, 2024

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

Re:        BNY Mellon Sustainable U.S. Equity Fund, Inc. (the "Registrant")
  BNY Mellon Sustainable U.S. Equity Fund, Inc.

1933 Act File No.:  2-40341

1940 Act File No.: 811-02192

CIK No.: 0000030167

Ladies and Gentlemen:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended May 31, 2024.

Please direct any questions or comments to the attention of the undersigned at 412-234-2057.

Sincerely yours,

 /s/ Vickie Proudley
Vickie Proudley
Associate, Paralegal

Enclosure